Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Abstract]
2022		$ 882
2024		500
2025		974
2026		38
Thereafter		7,733
Unamortized discount and debt issuance costs	$ (119)	(95)	$ (98)
Total		$ 10,032